Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expense And Other Assets Current [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

(i)

The Group opened accounts with third‑party payment service providers mainly to facilitate collection and transfer of the funds, interest and service fees from/to the Borrowers and Individual Investors or Institutional Funding Partners. The balance of receivables from third‑party payment service providers represents amounts temporarily held in these accounts.

(ii)	The balances represent deposits made to the Institutional Funding Partners to directly satisfy the principal and interest payment obligations in case of Borrowers’ defaults.